Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions 2020-2022 [member]
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Purchase price paid on acquisition	kr 51,297	kr 256	kr 9,534
Deferred consideration/Others	1,972	0	314
Total consideration, all cash and cash equivalents	53,269	256	9,848
Net assets (liabilities) acquired
Intangible assets	23,554	(95)	3,583
Property, plant and equipment	186	1	55
Right-of-use of assets	334	0	126
Investments in associates	0	0	167
Cash and cash equivalents	521	0	314
Other assets	5,344	21	1,292
Provisions, incl. post-employment benefits	(1,050)	0	(16)
Other liabilities	(16,916)	(348)	(2,781)
Total identifiable net assets (liabilities)	11,973	(421)	2,740
Goodwill	41,296	677	7,108
Total	53,269	256	9,848
Acquisition-related costs	436	kr 11	kr 92
Vonage Holdings Corp
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Purchase price paid on acquisition	51,297
Deferred consideration	1,972
Total consideration, all cash and cash equivalents	53,269
Net assets (liabilities) acquired
Intangible assets	23,554
Property, plant and equipment	186
Right-of-use of assets	334
Deferred tax assets	2,353
Trade receivables	1,094
Cash and cash equivalents	521
Other assets	1,896
Provisions	(1,050)
Deferred tax liabilities	(6,264)
Borrowings	(6,473)
Lease liabilities	(403)
Other liabilities	(3,775)
Total identifiable net assets (liabilities)	11,973
Goodwill	41,296
Total	53,269
Acquisition-related costs	kr 436